Intangible Assets - Summary of Intangible Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 3,869	₩ 3,342
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,938	1,264	₩ 2,234	₩ 1,144
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	545	483	₩ 332	₩ 186
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,386	1,595
Acquisition price
Disclosure of detailed information about intangible assets [line items]
Intangible assets	23,659	21,838
Acquisition price | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16,284	14,491
Acquisition price | Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,215	1,083
Acquisition price | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,160	6,264
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(19,790)	(18,496)
Accumulated Amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(14,346)	(13,227)
Accumulated Amortization | Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(670)	(600)
Accumulated Amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (4,774)	₩ (4,669)